Document and Entity Information	Aug. 20, 2021
Prospectus:
Document Type	497
Document Period End Date	Aug. 20, 2021
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 20, 2021
Document Effective Date	Aug. 20, 2021
Prospectus Date	Jun. 11, 2021
PACE® Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
PACE® Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
PACE® Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
PACE® Global Real Estate Securities Investments | Class P2
Prospectus:
Trading Symbol	PRPTX